Schedule of amount recognised in issued capital (Details) - USD ($)			6 Months Ended	12 Months Ended
	Feb. 12, 2026	Feb. 06, 2026	Jun. 30, 2026 [1]	Jun. 30, 2026	Feb. 11, 2026
IfrsStatementLineItems [Line Items]
Amount recognised in issued capital				$ 44,571,073
VIS Networks Private Limited [Member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares subscribed		4,382,603
Subscription price per share	$ 10.17	$ 0.0014			$ 10.17
Aggregate subscription amount payable by the subscribers		$ 6,136
Amount recognised in issued capital		$ 44,571,073
VIS shareholders [member]
IfrsStatementLineItems [Line Items]
Subscription price per share	$ 0.0014
Aggregate subscription amount payable by the subscribers	$ 6,136
VIS shareholders [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Issued price	$ 10.17		$ 10.17

[1]	Issued under a separate subscription agreement to shareholders of VIS Networks Private Limited and to employees of VIS Networks Private Limited to whom those shareholders directed part of their own entitlement, for cash of USD 6,136 (USD 0.0014 per share). For financial reporting purposes only, the shares are measured at USD 10.17 per share and the value of USD 44,564,937 in excess of the cash received is attributed to the consideration transferred for the VIS group (IFRS 3.37 and IFRS 3.B50; Notes 4 and 37). The attribution does not alter the legal form or terms of the subscription agreement.